Accounts receivable net (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounts receivable net
Allowance for credit losses, beginning balance	$ 302,914	$ 7,249
Additions	0	280,158
Reversal	33,451,447	0
Translation adjustments	435,033	15,507
Allowance for credit losses, ending balance	$ 34,189,394	$ 302,914